Significant Accounting Policies	6 Months Ended
Jun. 30, 2018
Significant Accounting Policies
Significant Accounting Policies

2Significant Accounting Policies

For a detailed discussion about the Company’s significant accounting policies, see Note 2 “Significant Accounting Policies” in the Company’s consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2017 filed with the Securities and Exchange Commission on March 7, 2018. During the six months ended June 30, 2018, other than the following, there were no other significant changes made to the Company’s significant accounting policies:

Changes in Accounting Principles:

Statement of Cash Flows

In August 2016, the FASB issued ASU 2016-15, “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments” (“ASU 2016-15”). The guidance adds or clarifies guidance on the classification of certain cash receipts and payments in the statement of cash flows. Additionally, in November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash” (“ASU 2016-18”), which requires that amounts generally described as restricted cash and restricted cash equivalents be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The Company adopted these standards effective January 1, 2018. Prior periods were retrospectively adjusted to conform to the current period’s presentation. The adoption of ASU 2016-15 did not have a material impact on the condensed consolidated statements of cash flows. Upon adoption of ASU 2016-18, the Company reclassified the restricted cash balance of $2.8 million as of December 31, 2017, December 31, 2016 and June 30, 2017 to the cash, cash equivalent and restricted cash balances within the condensed consolidated statements of cash flows. Refer to Note 3 “Cash, Cash Equivalents and Restricted Cash” for further details.

Financial Instruments

In January 2016, the FASB issued Accounting Standards Update No. 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”). ASU 2016-01 requires all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). The amendments in this Update also require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition the amendments in this Update eliminate the requirement to disclose the methods and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet for public business entities. The Company adopted this standard effective January 1, 2018. The Company’s investment in ZIM equity securities does not have readily determinable fair value. As a result, the Company elected to record this equity investment at cost, less impairment, adjusted for subsequent observable price changes. The adoption of this standard did not have a material effect on the condensed consolidated financial statements and notes disclosures. As of June 30, 2018, the Company did not identify any observable prices for the same or similar securities that would indicate a change in the carrying value of the Company’s equity.

Revenue Recognition

In May 2014, the FASB issued Accounting Standards Update No. 2014-9 “Revenue from Contracts with Customers” (“ASU 2014-09”), which superseded the current revenue recognition guidance and outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers. In March 2016, the FASB issued ASU 2016-08, “Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net)” (“ASU 2016-08”), which clarifies the implementation guidance on principal versus agent considerations. In addition, in 2016, the FASB issued four amendments, which clarified the guidance on certain items such as reporting revenue as a principal versus agent, identifying performance obligations, accounting for intellectual property licenses, assessing collectability and presentation of sales taxes. The Company adopted this standard effective January 1, 2018 using modified retrospective approach. The adoption of this standard did not have any effect on the retained earnings or on the financial results for the six months ended June 30, 2018 of the Company since all the Company’s vessels generated revenues from time charter and bareboat charter agreements, which are governed by ASU 2016-02 “Leases” — see below.

Recent Accounting Pronouncements:

In February 2016, the FASB issued Accounting Standards Update No. 2016-02, “Leases (Topic 842)” (“ASU 2016-02”). ASU 2016-02 will apply to both types of leases — capital (or finance) leases and operating leases. According to the new Accounting Standard, lessees will be required to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with terms of more than 12 months. ASU 2016 — 02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted. This guidance requires companies to identify lease and non-lease components of a lease agreement. Lease components relate to the right to use the leased asset and non-lease components relate to payments for goods or services that are transferred separately from the right to use the underlying asset. Total lease consideration is allocated to lease and non-lease components on a relative standalone basis. The recognition of revenues related to lease components will be governed by ASC 842 while revenue related to non-lease components will be subject to ASC 606. In March 2018, the FASB tentatively approved a proposed amendment to ASU 842, that would provide an entity the optional transition method to initially account for the impact of the adoption with a cumulative adjustment to retained earnings on the effective date of the ASU, January 1, 2019 rather than January 1, 2017, which would eliminate the need to restate amounts presented prior to January 1, 2019. In addition, lessors can elect, as a practical expedient, not to allocate the total consideration to lease and non-lease components based on their relative standalone selling prices. As adopted by the Accounting Standards Update No. 2018-11 in July 2018, this practical expedient will allow lessors to elect and account for the combined component based on its predominant characteristic. ASC 842 provides practical expedients that allow entities to not (i) reassess whether any expired or existing contracts are considered or contain leases; (ii) reassess the lease classification for any expired or existing leases; and (iii) reassess initial direct costs for any existing leases. In July 2018, the FASB issued Accounting Standards Update No. 2018-10, “Codification Improvements to Topic 842, Leases”, which further improves and clarifies ASU 2016-02. The Company plans to adopt the standard on January 1, 2019 and expects to elect the use of practical expedients. The Company has not completed its analysis of this ASU. Based on a preliminary assessment, the Company is expecting that the adoption will not have a material effect on its consolidated financial statements since the Company is primarily a lessor and the changes are fairly minor.

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”), which amends the impairment model by requiring entities to use a forward-looking approach based on expected losses to estimate credit losses on certain types of financial instruments, including trade receivables. The ASU 2016-13 is effective for public entities for fiscal years beginning after December 15, 2019, with early adoption permitted. The Company is currently evaluating the impact of the new standard on the Company’s consolidated financial statements.